Retirement Plans - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Employee	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Plan name	401(k) plan
Matching contribution to 401(k) plan	$ 1,258	$ 1,226	$ 1,074
Employer matching contribution description	The Company’s matching contribution is 100% of an employee’s first three percent contributed and 50% of the next two percent contributed.
Pension plan eligibility age of employees	20 years 7 months 6 days
Pension plan eligibility service period of employees	6 months
Pension plan eligibility service hours of employees	1000 hours
Additional benefits under pension plan	$ 0
Interest expense	6,317	10,138	12,954
Unrecognized actuarial loss in accumulated other comprehensive income (loss), net of tax	5,855	6,828
Unrecognized actuarial loss in accumulated other comprehensive income (loss), tax	1,556	1,815
Accumulated benefit obligation for defined benefit pension plan	15,384	$ 16,656
Estimated net loss that will be amortized over the next fiscal year	$ 240
Incurred settlement cost			$ 0
Rate of compensation increase used to determine the benefit obligation	0.00%	0.00%	0.00%
Long-term rate of return on plan assets	3.84%	4.44%	4.96%
Expected future employer contributions	$ 0
Employer contribution	0	$ 0
Funded status at end of year	264	1,399
Other Operating Income (Expense) [Member]
Defined Benefit Plan Disclosure [Line Items]
Incurred settlement cost	(18)	0	$ 0
Shortfall Agreements [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension shortfall expense	130	130	161
Interest expense	$ 9	9	20
Number of individuals under plan | Employee	10
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum retirement year for participants	10 years
Liability recorded for supplemental retirement plan	$ 3,334	3,097
Expenses recorded for supplemental retirement plan	404	429	394
Total distribution to participant	$ 167	$ 168	$ 128